Exhibit 99.1

Nissan Auto Receivables 2018-C Owner Trust

Asset-Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

27 November 2018

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Receivables Corporation II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Re:	Nissan Auto Receivables 2018-C Owner Trust (the “Issuing Entity”)
Asset-Backed Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Nissan Auto Receivables Corporation II (the “Depositor”), Nissan Motor Acceptance Corporation (the “Sponsor”), Mizuho Securities USA, LLC (“Mizuho”), Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”), SMBC Nikko Securities America, Inc. (“SMBC”) and Lloyds Securities Inc. (“Lloyds,” together with the Depositor, Sponsor, Mizuho, BofA Merrill Lynch and SMBC, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of motor vehicle retail installment contracts or installment loans secured by new, near-new and used automobiles and light-duty trucks (the “Receivables”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “NAROT18-C_1018.txt” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a pool of motor vehicle retail installment contracts or installment loans secured by new, near-new and used automobiles and light-duty trucks (the “Preliminary Receivables”) as of 31 October 2018 (the “Statistical Cut-off Date”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Receivables,

ii.

Labeled “BANKFILE_P0505_D103118.txt” and the corresponding record layout and decode information (the “Preliminary Statistical Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a pool of motor vehicle retail installment contracts or installment loans secured by new, near-new and used automobiles and light-duty trucks (the “Statistical Receivables”) as of the Statistical Cut-off Date that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Receivables and

a. (continued)

iii.

Labeled “BANKFILE_P0505_D103118_AutoDecision.xlsx” and the corresponding record layout and decode information (the “Statistical Auto Decision Data File,” together with the Preliminary Data File and Preliminary Statistical Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the approval type for each Statistical Receivable as of the Statistical Cut-off Date,

b.	Imaged copies of:

i.

The simple interest retail installment contract, retail installment sale contract, contract for sale and security agreement, motor vehicle installment sales contract, vehicle contract for sale and security agreement, credit sales contract and correction notice or other related documents (collectively and as applicable, the “Contract”),

ii.	The payment schedule change letter and extension agreement or other related documents (collectively and as applicable, the “Extension Agreement”),

iii.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (collectively, the “System Screen Shots”) and

iv.

The certificate of title, lien and title information, notice of recorded lien, notice of security interest filing, lien holder release form, notification of lien perfection, vehicle application, application for certificate of ownership, application for title and application for vehicle registration, notice of lien application, title, lien & registration records or other related documents (collectively and as applicable, the “Title,” together with the Contract, Extension Agreement and System Screen Shots, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable (as defined in Attachment A), as applicable,

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Statistical Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File, Preliminary Statistical Data File and Statistical Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Statistical Auto Decision Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables, Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 November 2018

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Preliminary Data File.

For the purpose of the procedures described in this report, the 125 Sample Receivables are referred to as Sample Receivable Numbers 1 through 125.

2.

For each motor vehicle retail installment contract or installment loan on the Preliminary Data File and Preliminary Statistical Data File, we compared the account number (the “Account Number”), as shown on the Preliminary Data File, to the corresponding Account Number, as shown on the Preliminary Statistical Data File, and noted that:

a.	All of the Statistical Receivables included on the Preliminary Statistical Data File were included on the Preliminary Data File,

b.	10,822 of the Preliminary Receivables included on the Preliminary Data File were not included on the Preliminary Statistical Data File (the “Removed Preliminary Receivables”) and

c.	None of the Removed Preliminary Receivables were Sample Receivables.

3.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Statistical Receivable on the Preliminary Statistical Data File with the corresponding:

a.	Approval type (the “Auto Decision”), as shown on the Statistical Auto Decision Data File,

and

b.	Grace period (the “Grace Period”), which the Sponsor, on behalf of the Depositor, instructed us to calculate as the difference in months between the:

i.	Original first payment date (First Payment Date)

and

ii.	Origination date (Contract Date),

both as shown on the Preliminary Statistical Data File.

The Preliminary Statistical Data File, as adjusted, is hereinafter referred to as the “Statistical Data File.”

Attachment A Page 2 of 2

4.	For each Sample Receivable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Statistical Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.

Observed that the corresponding Contract contained a signature in the borrower signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the borrower signature section of such Contract.

c.	Observed that the Sponsor or Infiniti Financial Services (“IFS”) was the named lien holder, secured party or owner on the corresponding Title.

Exhibit 1 to Attachment A Page 1 of 4

Sample Characteristics and Source Documents

Sample Characteristic	Statistical Data File Field Name	Source Document(s)	Note(s)

Account Number	Account Number	System Screen Shots	i.

Origination date	Contract Date	(a)Contract and System Screen Shots or (b)Title and System Screen Shots	ii.

Model	Model	Contract and System Screen Shots

Original principal balance	OriginalLoanAmount	Contract and System Screen Shots

Annual percentage rate	Original APR	Contract and System Screen Shots

Monthly payment amount	Monthly Payment	Contract	iii.

Number of scheduled payments	Scheduled Payments-Original	Contract

Customer state	Customer State	Contract or System Screen Shots	iv.

Electronic contract (Y/N)	E-contract Indicator	Contract

VIN	VIN	Contract, System Screen Shots and Title

Model year	Model Year	Contract, System Screen Shots and Title

Next payment due date	Next Payment Due Date	System Screen Shots or Extension Agreement	v., vi.

Current principal balance	Unpaid Principal Balance	System Screen Shots	v.

Maturity date	Current Maturity Date	System Screen Shots

FICO score	Credit Score	System Screen Shots

Approval type	Auto Decision	System Screen Shots

New or used	New-Used-NearNew	Contract	vii.

Original first payment date	First Payment Date	Contract	viii.

Remaining term to maturity	RemainingTerm	Contract, System Screen Shots and recalculation	v., ix.

Grace period	Grace Period	Contract, System Screen Shots and recalculation	x.

Payment extension	Number of Extensions	System Screen Shots

Current delinquency status	Account Status	System Screen Shots	v., xi.

Exhibit 1 to Attachment A Page 2 of 4

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the origination date Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 103), the Sponsor, on behalf of the Depositor, instructed us to use the Contract and System Screen Shots as the Source Documents.

For the purpose of comparing the origination date Sample Characteristic for Sample Receivable Number 103, the Sponsor, on behalf of the Depositor, instructed us to use the Title and System Screen Shots as the Source Documents.

iii.	For the purpose of comparing the monthly payment amount Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iv.

For the purpose of comparing the customer state Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 61, 97 and 125), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the customer state Sample Characteristic for Sample Receivable Numbers 61, 97, and 125, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

v.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cut-off Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cut-off Date.

vi.

For the purpose of comparing the next payment due date Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 5), the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document, in accordance with note v.

For the purpose of comparing the next payment due date Sample Characteristic for Sample Receivable Number 5, the Sponsor, on behalf of the Depositor, instructed us to use the Extension Agreement as the Source Document.

Exhibit 1 to Attachment A Page 3 of 4

Notes: (continued)

vii.

For the purpose of comparing the new or used Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the new or used value, as shown on the Statistical Data File, agreed with the corresponding new or used value, as shown on the corresponding Contract, in accordance with the decode table shown below:

Statistical Data File Value	Contract Value
N NN	New Used

viii.

For the purpose of comparing the original first payment date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the original first payment date value, as shown on the Statistical Data File, is the 1st of the month following an original first payment date value that falls on the 29th, 30th, or 31st day of the month, as shown on the Contract.

ix.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:

a.	Number of payments made value, as shown on the System Screen Shots, subject to the additional instruction described in the succeeding paragraph of this note ix. and in accordance with note v.

from

b.	Number of scheduled payments value, as shown on the Contract.

For the purpose of determining the number of payments made value described in a. of the preceding paragraph of this note ix., the Sponsor, on behalf of the Depositor, instructed us to only consider payments made, as shown on the System Screen Shots, greater than or equal to 80% of the monthly payment amount, as shown on the Contract.

x.

For the purpose of comparing the grace period Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the Grace Period as the difference in months between the:

a.	Original first payment date, as shown on the Contract,

and

b.	Origination date, as shown on the System Screen Shots.

Exhibit 1 to Attachment A Page 4 of 4

Notes: (continued)

xi.

For the purpose of comparing the current delinquency status Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a current delinquency status value of “0,” as shown on the Statistical Data File, if the days delinquent value, as shown on the System Screen Shots, in accordance with note v., was less than 30 days as of the Statistical Cut-off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Statistical Data File Value	Source Document Value
57	Remaining term to maturity	53	54
65	Remaining term to maturity	57	56
77	Next payment due date	11/8/2018	10/8/2018